CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and notes payable	$ 1,237,030,178	$ 1,166,659,841
Other payables and accrued liabilities	595,476,441	323,163,994
Payroll and welfare payables	$ 18,102,179	$ 24,223,625
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	106,932,017	107,875,468
Common stock, shares outstanding	106,932,017	107,875,468
Consolidated VIEs without recourse to the primary beneficiary
Accounts payable and notes payable	$ 233,398	$ 431,883
Other payables and accrued liabilities	3,580,159	854,814
Payroll and welfare payables	$ 1,322,655	$ 772,009